Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Cash flows from operating activities
Net income		$ 9,955	[1]	$ 6,853	[1]	$ 8,798
Adjustment for:
Net interest income		(16,961)	[1]	(17,320)	[1]	(17,177)
Depreciation and amortization		1,511	[1]	1,546	[1]	1,053
Provision for credit losses		1,808	[1]	6,084	[1]	3,027
Equity-settled share-based payment expense		7	[1]	5	[1]	7
Net gain on sale of investment securities		(419)	[1]	(607)	[1]	(351)
Net (gain)/loss on divestitures		9	[1]	(307)	[1]	125
Net income from investments in associated corporations		(339)	[1]	(242)	[1]	(650)
Income tax expense		2,871	[1]	1,543	[1]	2,472
Changes in operating assets and liabilities:
Trading assets		(33,995)	[1]	9,945	[1]	(27,514)
Securities purchased under resale agreements and securities borrowed		(14,202)	[1]	12,781	[1]	(27,235)
Loans		(55,748)	[1]	(25,486)	[1]	(44,337)
Deposits		78,569	[1]	27,982	[1]	60,705
Obligations related to securities sold short		10,078	[1]	1,195	[1]	(1,694)
Obligations related to securities sold under repurchase agreements and securities lent		(7,709)	[1]	11,722	[1]	22,727
Net derivative financial instruments		2,123	[1]	(1,949)	[1]	1,964
Other, net		(5,300)	[1]	7,527	[1]	(8,881)
Dividends received		969	[1]	824	[1]	520
Interest received		25,425	[1]	29,572	[1]	32,696
Interest paid		(8,766)	[1]	(13,042)	[1]	(15,322)
Income tax paid		(2,693)	[1]	(1,962)	[1]	(2,958)
Net cash from/(used in) operating activities		(12,807)	[1]	56,664	[1]	(12,025)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(15,006)	[1]	(30,346)	[1]	18,014
Purchase of investment securities		(72,259)	[1]	(147,629)	[1]	(89,018)
Proceeds from sale and maturity of investment securities		103,765	[1]	119,033	[1]	86,956
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash		(717)	[1]	3,938	[1]	20
Property and equipment, net of disposals		(462)	[1]	(771)	[1]	(186)
Other, net		(624)	[1]	(684)	[1]	(568)
Net cash from/(used in) investing activities		14,697	[1]	(56,459)	[1]	15,218
Cash flows from financing activities
Proceeds from issue of subordinated debentures						3,250
Redemption/repurchase of subordinated debentures		(750)	[1]	(9)	[1]	(1,771)
Proceeds from preferred shares and other equity instruments issued	[1]	2,003		1,689
Redemption of preferred shares		(1,259)	[1]	(265)	[1]	(300)
Proceeds from common shares issued		268	[1]	59	[1]	255
Common shares purchased for cancellation				(414)	[1]	(1,075)
Cash dividends and distributions paid		(4,604)	[1]	(4,559)	[1]	(4,442)
Distributions to non-controlling interests		(123)	[1]	(148)	[1]	(150)
Payment of lease liabilities	[1]	(344)		(345)
Other, net		2,032	[1]	4,135	[1]	2,945
Net cash from/(used in) financing activities		(2,777)	[1]	143	[1]	(1,288)
Effect of exchange rate changes on cash and cash equivalents		(543)	[1]	(129)	[1]	2
Net change in cash and cash equivalents		(1,430)	[1]	219	[1]	1,907
Cash and cash equivalents at beginning of year	[2]	11,123	[1]	10,904	[1]	8,997
Cash and cash equivalents at end of year	[1],[2]	$ 9,693		$ 11,123		$ 10,904

[1]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).